Income Taxes - Summary of Income Taxes Expenses Incurred During the Period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax (benefit) expense:
Current state income tax	$ 1	$ 26	$ 22
Deferred federal income tax	(413)	581	0
Deferred state income tax	(912)	1,282	0
Deferred foreign income tax	(156)	0	0
Income tax (benefit) expense	$ (1,480)	$ 1,889	$ 22